37. Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivative financial instruments	R$ 80,790	R$ 216,922
Trade accounts receivable and other accounts receivable, excluding prepayments	2,567,063	2,943,269
Marketable securities	768,611	479,953
Cash and cash equivalents	2,960,718	5,128,186	R$ 6,100,403	R$ 5,232,992
Leasing	205,331	204,762
Judicial deposits	1,366,576	1,294,125
Other assets	68,571	83,107
Financial assets	8,017,660	10,350,324
Borrowing and financing	4,690,944	6,719,782
Derivative financial instruments	32,463	81,473
Suppliers and other obligations, excluding legal obligations	3,986,557	3,461,081
Leasing - Liabilities	1,887,172	1,802,238
Dividends payable	143,591	206,112
Financial liabilities	10,740,727	12,270,686
Borrowing & Receivables [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivative financial instruments	0	0
Trade accounts receivable and other accounts receivable, excluding prepayments	2,567,063	2,943,269
Marketable securities	0	0
Cash and cash equivalents	2,960,718	5,128,186
Leasing	205,331	204,762
Judicial deposits	1,366,576	1,294,125
Other assets	68,571	83,107
Financial assets	7,168,259	9,653,449
Borrowing and financing	0	0
Derivative financial instruments	32,463	81,473
Suppliers and other obligations, excluding legal obligations	0	0
Leasing - Liabilities	0	0
Dividends payable	0	0
Financial liabilities	32,463	81,473
Financial Assets at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivative financial instruments	80,790	216,922
Trade accounts receivable and other accounts receivable, excluding prepayments	0	0
Marketable securities	768,611	479,953
Cash and cash equivalents	0	0
Leasing	0	0
Judicial deposits	0	0
Other assets	0	0
Financial assets	849,401	696,875
Borrowing and financing	4,690,944	6,719,782
Derivative financial instruments	0	0
Suppliers and other obligations, excluding legal obligations	3,986,557	3,461,081
Leasing - Liabilities	1,887,172	1,802,238
Dividends payable	143,591	206,112
Financial liabilities	R$ 10,708,264	R$ 12,189,213